COMMITMENT AND CONTINGENCY (Minimum Lease Payments Under Non-Cancelable Operating Leases Agreements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENT AND CONTINGENCY [Abstract]
Rental expenses under operating leases	$ 2,424,259	$ 2,087,203	$ 2,282,956
2013	2,560,028
2014	1,793,160
2015	374,401
2016 and thereafter